INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss before income taxes:
Results of Operations, Income before Income Taxes	$ 3,147,360	$ 1,162,714
Computed "expected" income tax expense (benefit)	(1,070,100)	(395,300)
State income taxes, net of federal benefit	(93,861)	(46,500)
Foreign rate differential	74,106	0
Travel, entertainment and other	53,660	3,700
Change in valuation allowance	1,055,400	438,100
Income tax expense (benefit)	19,205	0
United States [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes	2,346,516	890,941
Foreign [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes	$ 800,844	$ 271,773